Quarterly Report
September 30, 2020
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Airlines – 0.8%
Shanghai International Air Co., Ltd.	32,600	$328,790
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	193,228	$436,695
China Resources Beer Holdings Co. Ltd.	100,000	613,426
Kweichow Moutai Co. Ltd., “A”	2,500	612,464
		$1,662,585
Apparel Manufacturers – 0.9%
Shenzhou International Group Holdings Ltd.	21,000	$356,586
Automotive – 3.5%
Hero MotoCorp Ltd.	9,763	$418,062
Mahindra & Mahindra Ltd.	46,718	387,090
PT United Tractors Tbk	392,900	602,024
		$1,407,176
Brokerage & Asset Managers – 1.9%
B3 Brasil Bolsa Balcao S.A.	26,900	$263,497
Moscow Exchange MICEX-RTS PJSC	280,880	529,083
		$792,580
Business Services – 2.4%
Tata Consultancy Services Ltd.	28,983	$982,998
Construction – 2.8%
Gree Electric Appliances, Inc.	45,300	$356,025
Techtronic Industries Co. Ltd.	59,000	775,830
		$1,131,855
Consumer Products – 0.3%
Dabur India Ltd.	16,449	$114,123
Consumer Services – 2.8%
51job, Inc., ADR (a)	10,340	$806,417
MakeMyTrip Ltd. (a)	22,562	346,552
		$1,152,969
Electrical Equipment – 0.4%
LS Electric Co. Ltd.	3,591	$173,486
Electronics – 15.0%
ASM Pacific Technology Ltd.	4,300	$43,952
Samsung Electronics Co. Ltd.	49,863	2,512,381
Silicon Motion Technology Corp., ADR	9,128	344,856
Taiwan Semiconductor Manufacturing Co. Ltd.	215,258	3,232,868
		$6,134,057
Energy - Integrated – 1.7%
LUKOIL PJSC, ADR	8,807	$509,749
Petroleo Brasileiro S.A., ADR	26,798	190,802
		$700,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.6%
Gruma S.A.B. de C.V.	17,969	$199,141
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	129,241	730,593
Orion Corp.	5,892	664,890
Tata Consumer Products Ltd.	24,558	166,411
Tingyi (Cayman Islands) Holding Corp.	290,000	514,056
		$2,275,091
Forest & Paper Products – 0.6%
Suzano S.A. (a)	30,000	$243,327
Gaming & Lodging – 1.3%
Genting Berhad	264,400	$203,100
Kangwon Land, Inc.	18,216	334,882
		$537,982
General Merchandise – 1.2%
Bim Birlesik Magazalar A.S.	20,071	$180,887
Walmart de Mexico S.A.B. de C.V.	127,487	305,867
		$486,754
Insurance – 5.2%
AIA Group Ltd.	109,400	$1,077,719
Ping An Insurance Co. of China Ltd., “H”	34,000	350,752
Samsung Fire & Marine Insurance Co. Ltd.	4,324	672,910
		$2,101,381
Internet – 19.7%
Alibaba Group Holding Ltd., ADR (a)	7,723	$2,270,408
Baidu, Inc., ADR (a)	2,961	374,833
NAVER Corp.	4,033	1,022,475
NetEase.com, Inc., ADR	1,947	885,242
Tencent Holdings Ltd.	52,500	3,496,152
		$8,049,110
Machinery & Tools – 1.3%
Doosan Bobcat, Inc.	11,655	$268,080
Haitian International Holdings Ltd.	116,000	269,418
		$537,498
Major Banks – 3.0%
ABSA Group Ltd.	69,757	$371,982
Banco Bradesco S.A., ADR	60,989	209,192
China Construction Bank	982,670	639,927
		$1,221,101
Metals & Mining – 1.2%
Lundin Mining Corp.	48,664	$271,543
Vale S.A., ADR	21,039	222,593
		$494,136
Network & Telecom – 0.7%
VTech Holdings Ltd.	46,000	$286,849
Oil Services – 0.1%
Lamprell PLC (a)	89,856	$28,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 9.4%
Banco de Chile	2,136,734	$163,168
Credicorp Ltd.	1,626	201,608
E.Sun Financial Holding Co. Ltd.	625,769	553,591
Grupo Financiero Inbursa S.A. de C.V. (a)	201,194	156,777
Housing Development Finance Corp. Ltd.	43,137	1,023,793
Komercni Banka A.S. (a)	9,858	207,188
Metropolitan Bank & Trust Co.	406,950	320,658
Public Bank Berhad	108,700	410,682
Sberbank of Russia	271,108	795,478
		$3,832,943
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	262,187	$256,596
Precious Metals & Minerals – 1.0%
Centamin PLC	46,194	$120,370
Gold Fields Ltd., ADR	23,027	283,002
		$403,372
Real Estate – 2.8%
Aldar Properties PJSC	313,355	$171,472
ESR Cayman Ltd. (a)	52,200	162,863
Hang Lung Properties Ltd.	179,000	456,456
Multiplan Empreendimentos Imobiliarios S.A.	41,609	143,960
Swire Properties Ltd.	70,800	187,074
		$1,121,825
Restaurants – 2.6%
Yum China Holdings, Inc.	20,368	$1,078,486
Specialty Chemicals – 0.6%
PTT Global Chemical PLC	198,700	$246,121
Specialty Stores – 1.1%
Jardine Strategic Holdings Ltd.	22,100	$437,801
Telecommunications - Wireless – 0.2%
Mobile TeleSystems PJSC, ADR	7,447	$65,012
Telephone Services – 2.2%
Hellenic Telecommunications Organization S.A.	52,837	$762,589
PT Telekomunikasi Indonesia	841,800	145,226
		$907,815
Tobacco – 0.4%
PT Hanjaya Mandala Sampoerna Tbk	1,616,550	$152,542
Utilities - Electric Power – 1.8%
CESC Ltd.	39,589	$331,495
NTPC Ltd.	361,795	417,305
		$748,800
Total Common Stocks		$40,451,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	530,009	$530,009

Other Assets, Less Liabilities – (0.5)%		(200,962)
Net Assets – 100.0%		$40,780,331
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $530,009 and $40,451,284, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,027,861	$6,818,577	$—	$13,846,438
South Korea	2,471,833	3,177,271	—	5,649,104
India	930,268	3,257,561	—	4,187,829
Taiwan	344,856	3,786,459	—	4,131,315
Hong Kong	437,801	2,827,880	—	3,265,681
Russia	574,761	1,324,561	—	1,899,322
Brazil	1,710,066	—	—	1,710,066
Mexico	918,381	—	—	918,381
Indonesia	602,024	297,768	—	899,792
Other Countries	3,166,577	776,779	—	3,943,356
Mutual Funds	530,009	—	—	530,009
Total	$18,714,437	$22,266,856	$—	$40,981,293
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$451,912	$9,695,720	$9,617,554	$(69)	$—	$530,009
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,333	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
China	34.0%
South Korea	13.9%
India	10.3%
Taiwan	10.1%
Hong Kong	8.0%
Russia	4.7%
Brazil	4.2%
Mexico	2.3%
Indonesia	2.2%
Other Countries	10.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.